INCENTIVE AND NON-STATUTORY STOCK OPTION PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
INCENTIVE AND NON-STATUTORY STOCK OPTION PLAN

NOTE 4. NON-STATUTORY STOCK OPTIONS

As of September 30, 2024 and December 31, 2023, there were 147,200,000, and 42,000,000 options outstanding, respectively.

We have granted non-qualified stock options to employees and contractors. All non-qualified options are generally issued with an exercise price no less than the fair value of the common stock on the date of the grant as determined by our Board of Directors. Options may be exercised up to ten years following the date of the grant, with vesting schedules determined by us upon grant. Vesting schedules vary by grant, with some fully vesting immediately upon grant to others that ratably vest over a period of time up to five years. Standard vested options may be exercised up to three months following date of termination of the relationship unless alternate terms are specified at grant. The fair values of options are determined using the Black-Scholes option-pricing model. The estimated fair value of options is recognized as expense on the straight-line basis over the options’ vesting periods. At September 30, 2024 and December 31, 2023, we had approximately $4.3 million and $2.78 million unrecognized stock-based compensation, respectively.

Stock option transactions during the nine months ended September 30, 2024 and the year ended December 31, 2023 were as follows:

	September 30, 2024		December 31, 2023
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Period	42,000,000	$0.04	5,000,000	$0.07
Granted	109,200,000	0.96	42,000,000	0.03
Exercised	-	-	-	-
Forfeited or Cancelled	(4,000,000)	0.05	(5,000,000)	0.03
Outstanding at End of Period	147,200,000	0.72	42,000,000	0.04

Weighted-Average Fair Value of Options Granted During the Period	$0.02		$0.01

Information with respect to stock options outstanding and exercisable at September 30, 2024 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at September 30, 2024	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at September 30, 2024	Weighted- Average Exercise Price
$0.025 - $1.50	147,200,000	9 years	$0.72	27,450,000	$0.03

NOTE 4. INCENTIVE AND NON-STATUTORY STOCK OPTION PLAN

As of December 31, 2023 and December 31, 2022, there were 42,000,000 and 5,000,000 options outstanding, respectively.

We have granted non-qualified stock options to employees and contractors. All non-qualified options are generally issued with an exercise price no less than the fair value of the common stock on the date of the grant as determined by our Board of Directors. Options may be exercised up to ten years following the date of the grant, with vesting schedules determined by us upon grant. Vesting schedules vary by grant, with some fully vesting immediately upon grant to others that ratably vest over a period of time up to five years. Standard vested options may be exercised up to three months following date of termination of the relationship unless alternate terms are specified at grant. The fair values of options are determined using the Black-Scholes option-pricing model. The estimated fair value of options is recognized as expense on the straight-line basis over the options’ vesting periods. At December 31, 2023, we had approximately $340,707 unrecognized stock-based compensation.

Stock option transactions during 2023 and 2022 were as follows:

	2023		2022
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	5,000,000	$0.07	-	$-
Granted	42,000,000	0.03	5,000,000	0.07
Exercised	-	-	-	-
Forfeited or Cancelled	(5,000,000)	0.03	-	-
Outstanding at End of Year	42,000,000	0.04	5,000,000	0.07
Options Exercisable at Year-End	17,250,000	0.03	-	-
Weighted-Average Fair Value of Options Granted During the Year	$0.01		$0.02

Information with respect to stock options outstanding and exercisable at December 31, 2023 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2023	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2023	Weighted- Average Exercise Price
$0.025 - $0.07	42,000,000	9.2	$0.04	17,250,000	$0.03